Note 4 - Loans and Related Allowance for Loan and Lease Losses (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loans and Leases Receivable, Deferred Income	$ 1,500,000	$ 1,700,000
Financing Receivable, Modifications, Recorded Investment	5,400,000	6,700,000
Financing Receivable, Allowance for Credit Losses, Write-downs	$ 509,000	436,000
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0
Number of Days Past Due	90 years
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 437,000	309,000	$ 259,000
Provision for Loan, Lease, and Other Losses	1,045,000	$ 570,000	$ 315,000
Threshold For Loans Evaluated For Impairment [Member]
Loans and Leases Receivable, before Fees, Gross	1,000,000
Threshold For Loans Evaluated For Impairment [Member] | Outside Consultant [Member]
Loans and Leases Receivable, before Fees, Gross	250,000
Threshold For Loans Evaluated For Impairment [Member] | Criticized Relationships [Member]
Financing Receivable, Gross	125,000
Residential Loan [Member] | Real Estate Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts		4
Provision for Loan, Lease, and Other Losses	$ (1,182,000)	$ (48,000)